UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of January 31, 2016 (Unaudited)

Deutsche Unconstrained Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 37.6%
Consumer Discretionary 6.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		165,000	165,825
21st Century Fox America, Inc.:
3.7%, 10/15/2025		150,000	149,334
4.95%, 10/15/2045		110,000	106,036
Ally Financial, Inc.:
3.5%, 1/27/2019		910,000	888,387
4.125%, 3/30/2020 (b)		405,000	398,925
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	208,950
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		260,000	267,475
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	100,700
AmeriGas Finance LLC, 6.75%, 5/20/2020		560,000	554,400
APX Group, Inc., 6.375%, 12/1/2019		175,000	167,344
Asbury Automotive Group, Inc., 144A, 6.0%, 12/15/2024		180,000	175,950
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	923,100
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	361,250
Avis Budget Car Rental LLC, 144A, 5.25%, 3/15/2025		640,000	579,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	382,113
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		195,000	197,925
CCO Holdings LLC:
144A, 5.375%, 5/1/2025 (b)		385,000	381,150
144A, 5.875%, 5/1/2027		640,000	630,400
7.0%, 1/15/2019		54,000	55,148
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		270,000	271,523
144A, 4.908%, 7/23/2025		180,000	180,178
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,925,000	1,860,031
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		178,234	179,125
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		1,810,000	1,493,250
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		25,000	25,094
CSC Holdings LLC, 5.25%, 6/1/2024		230,000	202,975
CVS Health Corp., 5.125%, 7/20/2045		330,000	354,577
D.R. Horton, Inc., 4.0%, 2/15/2020		125,000	126,563
Dana Holding Corp., 5.5%, 12/15/2024		250,000	224,531
DIRECTV Holdings LLC, 3.8%, 3/15/2022		170,000	171,756
Discovery Communications LLC, 4.875%, 4/1/2043		180,000	143,202
DISH DBS Corp.:
5.0%, 3/15/2023		465,000	404,550
6.75%, 6/1/2021		470,000	479,400
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020 (b)		350,000	367,500
144A, 5.75%, 3/1/2023 (b)		490,000	516,338
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		460,000	449,363
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		610,000	598,238
3.25%, 5/15/2018		120,000	120,343
Global Partners LP, 7.0%, 6/15/2023		320,000	230,400
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		1,575,000	1,498,219
144A, 5.25%, 12/15/2023		710,000	667,400
HD Supply, Inc., 11.5%, 7/15/2020		495,000	545,737
Hertz Corp., 6.75%, 4/15/2019		315,000	315,000
Hyundai Capital America, 144A, 3.0%, 10/30/2020		515,000	519,114
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	59,100
144A, 7.0%, 9/1/2020		430,000	451,500
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		200,000	198,250
Mediacom Broadband LLC:
5.5%, 4/15/2021		60,000	58,200
6.375%, 4/1/2023		430,000	417,100
Mediacom LLC, 7.25%, 2/15/2022		115,000	115,575
MGM Resorts International, 6.75%, 10/1/2020 (b)		462,000	480,480
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		215,000	216,881
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,105,000	1,096,712
144A, 6.0%, 5/15/2022		500,000	492,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		200,000	212,000
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	221,375
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		35,000	35,175
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		315,000	305,550
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		150,000	150,375
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		165,000	169,125
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		775,000	807,937
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025 (b)		165,000	169,125
Springs Industries, Inc., 6.25%, 6/1/2021		365,000	359,525
Starz LLC, 5.0%, 9/15/2019		210,000	214,200
Suburban Propane Partners LP, 5.75%, 3/1/2025		210,000	174,300
The Gap, Inc., 5.95%, 4/12/2021		990,000	1,029,389
Time Warner Cable, Inc., 7.3%, 7/1/2038		270,000	286,884
UCI International LLC, 8.625%, 2/15/2019		130,000	36,400
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,080,000	1,129,226
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		325,000	271,375
144A, 8.5%, 10/15/2022		215,000	199,413
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	247,921
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		230,000	211,025
			28,454,637
Consumer Staples 1.4%
Altria Group, Inc., 9.95%, 11/10/2038		570,000	920,723
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		440,000	455,653
Aramark Services, Inc., 144A, 5.125%, 1/15/2024 (b)		210,000	216,825
Chiquita Brands International, Inc., 7.875%, 2/1/2021		106,000	112,360
Cott Beverages, Inc.:
5.375%, 7/1/2022		560,000	543,200
6.75%, 1/1/2020		250,000	257,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	783,750
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		305,000	246,196
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (b)		1,025,000	968,625
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,061,813
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		270,000	259,875
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		60,000	62,100
Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (b)		100,000	104,610
Reynolds American, Inc., 5.85%, 8/15/2045		190,000	210,731
Smithfield Foods, Inc., 6.625%, 8/15/2022		10,000	10,513
The WhiteWave Foods Co., 5.375%, 10/1/2022		150,000	159,375
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 (PIK) * (b)		554,374	55,437
			6,429,286
Energy 2.7%
Antero Resources Corp.:
5.375%, 11/1/2021		1,360,000	1,152,600
144A, 5.625%, 6/1/2023 (b)		270,000	224,100
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		100,000	74,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		320,000	223,600
Concho Resources, Inc., 5.5%, 4/1/2023 (b)		555,000	503,379
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	495,810
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		180,000	114,008
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		150,000	127,500
144A, 8.125%, 9/15/2023 (b)		395,000	344,637
Ensco PLC:
4.7%, 3/15/2021		270,000	179,518
5.75%, 10/1/2044		90,000	51,300
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		235,000	181,537
144A, 5.75%, 10/1/2025		455,000	356,037
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	104,500
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	136,000
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,000,000	1,066,500
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		80,000	64,278
Kinder Morgan, Inc., 7.25%, 6/1/2018		280,000	288,473
Laredo Petroleum, Inc., 6.25%, 3/15/2023		305,000	219,600
MEG Energy Corp., 144A, 7.0%, 3/31/2024		145,000	75,763
Memorial Resource Development Corp., 5.875%, 7/1/2022		235,000	176,250
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		370,000	385,540
Newfield Exploration Co., 5.375%, 1/1/2026		165,000	132,825
Noble Holding International Ltd., 4.0%, 3/16/2018		80,000	63,812
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		345,000	193,200
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		225,000	130,500
6.875%, 1/15/2023		30,000	17,100
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		500,000	315,000
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	511,860
Range Resources Corp., 144A, 4.875%, 5/15/2025		180,000	145,800
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	126,045
5.875%, 3/1/2022		30,000	27,467
Rice Energy, Inc., 7.25%, 5/1/2023		70,000	53,725
Rowan Companies, Inc., 5.85%, 1/15/2044		150,000	78,923
RSP Permian, Inc., 6.625%, 10/1/2022		335,000	298,150
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	809,775
5.625%, 3/1/2025 (b)		340,000	292,400
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		270,000	190,759
Talos Production LLC, 144A, 9.75%, 2/15/2018		250,000	87,500
Tesoro Corp., 4.25%, 10/1/2017		220,000	224,400
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	181,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	787,500
Williams Partners LP:
4.0%, 11/15/2021		530,000	400,501
6.125%, 7/15/2022		260,000	211,999
WPX Energy, Inc., 8.25%, 8/1/2023		270,000	172,800
YPF SA, 144A, 8.5%, 7/28/2025		750,000	697,969
			12,696,690
Financials 9.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	501,025
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	245,612
American Tower Corp., (REIT), 3.3%, 2/15/2021		85,000	85,344
ANZ New Zealand International Ltd., 144A, 2.75%, 2/3/2021 (c)		300,000	301,638
Ares Capital Corp., 3.875%, 1/15/2020		610,000	621,378
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,007,875
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 10/15/2020		1,430,000	1,452,823
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		1,430,000	1,524,805
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		500,000	538,250
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	155,436
BPCE SA, 2.65%, 2/3/2021 (c)		400,000	401,064
Capital One NA, 2.95%, 7/23/2021		1,570,000	1,563,987
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		300,000	277,954
(REIT), 5.25%, 12/1/2023		450,000	441,646
CIT Group, Inc., 3.875%, 2/19/2019 (b)		1,905,000	1,889,760
Citigroup, Inc.:
1.136% **, 5/1/2017		880,000	876,218
4.05%, 7/30/2022		270,000	275,230
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	508,600
Crown Castle International Corp., 3.4%, 2/15/2021 (c)		195,000	196,125
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	2,145,492
E*TRADE Financial Corp., 4.625%, 9/15/2023		270,000	265,950
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023 (b)		1,915,000	1,982,025
(REIT), 5.875%, 1/15/2026		180,000	186,300
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		320,000	313,294
FS Investment Corp., 4.75%, 5/15/2022		450,000	443,803
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035		1,240,000	1,272,895
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		340,000	347,590
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		520,000	537,021
HSBC Holdings PLC, 6.375%, 12/29/2049		1,240,000	1,194,876
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,529,450
6.25%, 5/15/2019 (b)		855,000	895,612
Intesa Sanpaolo SpA, 2.375%, 1/13/2017		1,240,000	1,244,745
Jefferies Group LLC, 5.125%, 4/13/2018		480,000	498,478
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	208,301
Legg Mason, Inc., 5.625%, 1/15/2044		310,000	298,651
Loews Corp., 4.125%, 5/15/2043		260,000	238,956
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,190,000	1,317,996
Manulife Financial Corp., 4.9%, 9/17/2020		230,000	253,808
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	56,315
Morgan Stanley:
Series H, 5.45%, 7/29/2049		180,000	173,700
Series F, 5.625%, 9/23/2019		1,430,000	1,575,061
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	329,875
(REIT), 6.875%, 5/1/2021		310,000	320,850
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,361,250
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		270,000	279,555
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		355,000	370,087
Nordea Bank AB, 144A, 2.5%, 9/17/2020		1,240,000	1,247,214
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		380,000	385,711
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		1,170,000	1,172,001
Realty Income Corp., (REIT), 2.0%, 1/31/2018		340,000	341,237
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		1,430,000	1,421,493
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		950,000	981,778
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		480,000	472,840
Select Income REIT, (REIT), 4.15%, 2/1/2022		380,000	370,463
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		220,000	222,200
Societe Generale SA, 144A, 2.625%, 9/16/2020		1,240,000	1,252,998
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		575,000	576,804
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	196,455
The Goldman Sachs Group, Inc.:
1.061% **, 6/4/2017		600,000	598,369
Series L, 5.7%, 12/29/2049		300,000	295,875
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		1,240,000	1,240,000
			44,282,144
Health Care 3.6%
AbbVie, Inc.:
3.6%, 5/14/2025		290,000	290,177
4.7%, 5/14/2045		350,000	343,394
Actavis Funding SCS, 4.75%, 3/15/2045		200,000	199,988
Actavis, Inc., 3.25%, 10/1/2022		450,000	448,615
Alere, Inc., 144A, 6.375%, 7/1/2023		255,000	240,975
Anthem, Inc., 3.3%, 1/15/2023		190,000	187,582
Celgene Corp., 3.875%, 8/15/2025		550,000	555,216
Community Health Systems, Inc., 7.125%, 7/15/2020 (b)		1,335,000	1,274,925
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	113,100
Endo Finance LLC:
144A, 5.75%, 1/15/2022 (b)		265,000	263,675
144A, 5.875%, 1/15/2023		265,000	263,013
Endo Ltd.:
144A, 6.0%, 7/15/2023		285,000	286,425
144A, 6.0%, 2/1/2025		200,000	197,524
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		510,000	555,379
HCA, Inc.:
5.875%, 2/15/2026		415,000	423,300
6.5%, 2/15/2020		1,360,000	1,499,400
Hologic, Inc., 144A, 5.25%, 7/15/2022		130,000	134,550
IMS Health, Inc., 144A, 6.0%, 11/1/2020 (b)		1,295,000	1,337,735
LifePoint Health, Inc.:
5.5%, 12/1/2021		155,000	157,325
5.875%, 12/1/2023		305,000	316,438
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		1,010,000	876,175
Stryker Corp., 3.375%, 11/1/2025		240,000	238,381
Tenet Healthcare Corp.:
6.25%, 11/1/2018		1,565,000	1,654,988
6.75%, 6/15/2023 (b)		510,000	471,750
UnitedHealth Group, Inc., 3.75%, 7/15/2025		230,000	239,356
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		510,000	480,994
144A, 5.875%, 5/15/2023		470,000	420,650
144A, 6.125%, 4/15/2025		1,280,000	1,150,400
144A, 6.375%, 10/15/2020		300,000	288,000
144A, 6.75%, 8/15/2018		615,000	612,309
144A, 7.5%, 7/15/2021		1,235,000	1,224,966
			16,746,705
Industrials 2.8%
ADT Corp.:
3.5%, 7/15/2022 (b)		180,000	162,450
6.25%, 10/15/2021 (b)		530,000	549,875
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		490,000	497,350
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	518,287
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		355,000	308,850
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	366,475
144A, 7.75%, 3/15/2020		260,000	205,400
Burlington Northern Santa Fe LLC, 4.7%, 9/1/2045		160,000	162,712
Casella Waste Systems, Inc., 7.75%, 2/15/2019		375,000	363,750
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	170,138
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	338,350
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	166,250
EnerSys, 144A, 5.0%, 4/30/2023		65,000	64,025
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		105,000	96,075
FTI Consulting, Inc., 6.0%, 11/15/2022		240,000	248,400
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	273,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	639,625
Masonite International Corp., 144A, 5.625%, 3/15/2023		295,000	302,375
Meritor, Inc.:
6.25%, 2/15/2024 (b)		250,000	195,781
6.75%, 6/15/2021		370,000	323,750
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		200,000	189,342
Nortek, Inc., 8.5%, 4/15/2021		460,000	474,950
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		245,000	239,181
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	196,950
5.375%, 3/1/2025		35,000	34,650
Ply Gem Industries, Inc., 6.5%, 2/1/2022		535,000	470,812
SBA Communications Corp., 5.625%, 10/1/2019		745,000	774,800
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	345,950
Triumph Group, Inc., 5.25%, 6/1/2022		155,000	124,581
United Rentals North America, Inc., 7.625%, 4/15/2022		2,655,000	2,731,331
USG Corp., 144A, 5.5%, 3/1/2025		20,000	20,275
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		275,000	230,313
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022 (b)		310,000	277,450
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022 (b)		715,000	689,081
			12,752,584
Information Technology 1.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		95,000	97,375
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		820,000	861,000
Apple, Inc., 3.45%, 2/9/2045		170,000	141,841
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		280,000	282,100
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	126,750
CDW LLC, 6.0%, 8/15/2022		470,000	494,087
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	306,525
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		420,000	427,770
First Data Corp., 144A, 6.75%, 11/1/2020 (b)		1,316,000	1,386,735
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	356,150
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020		280,000	280,722
144A, 4.9%, 10/15/2025		410,000	390,242
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		295,000	257,388
Informatica LLC, 144A, 7.125%, 7/15/2023		125,000	111,875
KLA-Tencor Corp., 4.65%, 11/1/2024		140,000	141,811
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		325,000	263,250
NXP BV, 144A, 3.75%, 6/1/2018		305,000	306,982
Open Text Corp., 144A, 5.625%, 1/15/2023		260,000	258,700
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		205,000	187,319
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,150
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		330,000	224,188
			6,932,960
Materials 3.2%
ArcelorMittal, 5.125%, 6/1/2020 (b)		65,000	52,325
Ardagh Packaging Finance PLC, 144A, 3.512% **, 12/15/2019		280,000	267,750
Ball Corp., 5.25%, 7/1/2025		325,000	333,937
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		370,000	369,075
Cascades, Inc., 144A, 5.5%, 7/15/2022		120,000	114,900
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,200,000	1,132,500
Chemours Co., 144A, 6.625%, 5/15/2023		250,000	153,125
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		235,000	226,188
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (b)		900,000	862,063
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	232,138
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		250,000	197,500
Crown Americas LLC, 6.25%, 2/1/2021		55,000	56,856
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		525,000	237,563
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	81,480
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		1,750,000	1,312,500
Greif, Inc., 7.75%, 8/1/2019		995,000	1,106,937
Hexion, Inc., 6.625%, 4/15/2020		255,000	197,625
Huntsman International LLC, 5.125%, 4/15/2021	EUR	125,000	123,225
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	291,200
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,050,000	853,125
Novelis, Inc., 8.75%, 12/15/2020		1,220,000	1,108,858
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	391,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	335,125
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022 (b)		300,000	235,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		755,000	755,944
6.875%, 2/15/2021		2,085,000	2,157,975
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		280,000	251,186
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	203,350
Tronox Finance LLC:
6.375%, 8/15/2020		40,000	24,700
144A, 7.5%, 3/15/2022		330,000	198,825
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021 (b)		135,000	135,675
144A, 5.625%, 10/1/2024		65,000	64,675
Yamana Gold, Inc., 4.95%, 7/15/2024		1,130,000	901,606
			14,966,431
Telecommunication Services 5.5%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	534,300
AT&T, Inc.:
3.4%, 5/15/2025		1,040,000	996,348
4.125%, 2/17/2026 (c)		265,000	264,825
4.35%, 6/15/2045		210,000	174,709
5.65%, 2/15/2047 (c)		200,000	199,532
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	352,332
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	514,250
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		475,000	439,375
Series W, 6.75%, 12/1/2023 (b)		620,000	586,675
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		160,000	162,800
144A, 5.0%, 6/15/2021		310,000	298,375
CyrusOne LP, 6.375%, 11/15/2022		415,000	421,225
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	231,105
144A, 8.25%, 9/30/2020		1,140,000	922,117
Digicel Ltd.:
144A, 6.75%, 3/1/2023		515,000	442,900
144A, 7.0%, 2/15/2020		200,000	175,800
Frontier Communications Corp.:
6.875%, 1/15/2025 (b)		895,000	711,525
7.125%, 1/15/2023		1,670,000	1,390,275
8.25%, 4/15/2017		331,000	346,722
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		270,000	290,925
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		540,000	430,650
7.25%, 10/15/2020		1,125,000	967,500
Level 3 Financing, Inc.:
5.375%, 8/15/2022		2,825,000	2,867,375
5.375%, 5/1/2025 (b)		250,000	251,563
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025 (b)		500,000	424,950
Plantronics, Inc., 144A, 5.5%, 5/31/2023		130,000	130,975
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (b)		200,000	192,000
Sprint Corp., 7.125%, 6/15/2024		1,265,000	853,875
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		135,000	137,363
6.375%, 3/1/2025 (b)		628,000	629,570
6.625%, 11/15/2020 (b)		720,000	740,520
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		1,600,000	1,440,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,330,000	1,276,800
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,453,500	1,540,710
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		378,000	398,790
Verizon Communications, Inc.:
3.5%, 11/1/2024		380,000	376,810
4.672%, 3/15/2055		410,000	344,734
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		500,000	465,000
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		610,000	603,900
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	242,050
Windstream Services LLC:
7.75%, 10/15/2020 (b)		230,000	190,325
7.875%, 11/1/2017		1,105,000	1,154,725
Zayo Group LLC:
6.0%, 4/1/2023		260,000	254,150
6.375%, 5/15/2025		325,000	315,250
			25,685,700
Utilities 1.3%
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	254,800
5.75%, 1/15/2025		130,000	116,838
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		850,000	801,125
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	88,500
7.625%, 11/1/2024		585,000	514,800
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		500,000	432,868
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		590,000	430,700
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,121,000
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		235,000	171,550
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		2,350,000	1,874,125
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		115,000	87,975
			5,894,281
Total Corporate Bonds (Cost $185,399,084)			174,841,418
Mortgage-Backed Securities Pass-Throughs 11.2%
Federal National Mortgage Association:
3.5%, 7/1/2043 (c)		26,200,000	27,438,872
4.0%, 8/1/2042 (c)		6,400,000	6,837,428
Government National Mortgage Association, 3.5%, 12/1/2043 (c)		17,000,000	17,929,688
Total Mortgage-Backed Securities Pass-Throughs (Cost $51,740,063)			52,205,988
Asset-Backed 2.1%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	165,523
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		166,561	166,095
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.572% **, 8/25/2036		1,917,910	1,833,740
			1,999,835
Miscellaneous 1.7%
Apidos CLO XXI, "B", Series 2015-21A, 144A, 2.977% **, 7/18/2027		2,000,000	1,821,374
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.965% **, 1/17/2024		2,000,000	1,856,170
Cumberland Park CLO Ltd., "C", Series 2015-2A, 144A, 3.149% **, 7/20/2026		2,250,000	2,129,103
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		536,328	550,783
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,499,866	1,475,056
			7,832,486
Total Asset-Backed (Cost $10,395,878)			9,997,844
Commercial Mortgage-Backed Securities 1.2%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.677% **, 12/25/2024		7,483,119	304,814
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		3,408,862	3,412,128
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,042
JPMorgan Chase Commercial Mortgage Securities Corp., "B", Series 2005-LDP4, 5.129%, 10/15/2042		1,889,320	1,885,314
Total Commercial Mortgage-Backed Securities (Cost $5,756,937)			5,733,298
Collateralized Mortgage Obligations 8.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.783% **, 2/25/2034		348,660	343,414
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.086% **, 12/25/2035		983,527	995,006
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		255,348	223,063
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		515,517	513,344
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		2,498,490	165,525
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		57,272	412
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		2,785,801	237,073
"DZ", Series 4253, 4.75%, 9/15/2043		3,644,806	4,301,776
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		194,611	13,666
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		337,007	22,325
"SP", Series 4047, Interest Only, 6.225% ***, 12/15/2037		3,454,612	464,731
"JS", Series 3572, Interest Only, 6.375% ***, 9/15/2039		914,179	138,304
"A", Series 172, Interest Only, 6.5%, 1/1/2024		398,102	68,811
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,576,244	458,444
"KZ", Series 2010-134, 4.5%, 12/25/2040		1,380,457	1,478,403
"Z", Series 2011-149, 4.5%, 1/25/2042		1,684,404	1,854,488
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,808,711	2,125,950
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		149,901	3,250
"HS", Series 2009-87, Interest Only, 5.724% ***, 11/25/2039		2,164,633	367,428
"PI", Series 2006-20, Interest Only, 6.254% ***, 11/25/2030		1,553,945	235,859
"SI", Series 2007-23, Interest Only, 6.344% ***, 3/25/2037		546,320	97,788
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 4.022% **, 4/25/2024		3,500,000	3,139,605
"M3", Series 2015-DN1, 4.572% **, 1/25/2025		3,250,000	3,142,319
"M3", Series 2014-DN4, 4.972% **, 10/25/2024		2,410,000	2,319,502
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		13,524,903	1,650,662
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,820,897	2,974,886
"GC", Series 2010-101, 4.0%, 8/20/2040		2,000,000	2,211,559
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		5,353,448	855,024
"ME", Series 2014-4, 4.0%, 1/16/2044		2,463,000	2,719,590
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,646,585	302,521
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,429,888	466,763
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		303,526	46,105
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		419,839	62,947
"PZ", Series 2010-106, 4.75%, 8/20/2040		2,254,143	2,508,515
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,188,513	202,567
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,402,191	258,242
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,017,339	168,386
"AI", Series 2007-38, Interest Only, 6.035% ***, 6/16/2037		308,207	49,714
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.612% **, 4/25/2036		1,297,570	1,183,777
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.904% **, 10/25/2035		721,464	697,984
"2A", Series 2003-A6, 2.769% **, 10/25/2033		561,779	559,046
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.742% **, 12/25/2034		405,285	401,202
"2A16", Series 2005-AR10, 2.751% **, 6/25/2035		676,187	675,323
Total Collateralized Mortgage Obligations (Cost $39,751,518)			40,705,299
Government & Agency Obligations 22.6%
Other Government Related (d) 0.5%
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,017,700
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		500,000	501,330
Vnesheconombank, 144A, 6.902%, 7/9/2020		700,000	697,690
			2,216,720
Sovereign Bonds 5.7%
Dominican Republic, 144A, 5.5%, 1/27/2025		550,000	517,000
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	13,400,000,000	976,493
Government of Romania, 144A, 2.75%, 10/29/2025	EUR	1,750,000	1,933,881
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	352,432
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		800,000	778,088
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	143
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	669,480
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	588,000
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	337,875
144A, 7.65%, 6/15/2035		900,000	708,750
Republic of Hungary:
4.0%, 3/25/2019		1,000,000	1,039,500
Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	455,407
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,201,700
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	289,500
Republic of Peru:
2.75%, 1/30/2026	EUR	1,750,000	1,876,818
4.125%, 8/25/2027		1,000,000	987,500
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	225,223
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	8,900,000	553,769
Series R186, 10.5%, 12/21/2026	ZAR	121,200,000	8,295,794
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	951,129
144A, 6.85%, 11/3/2025		1,050,000	955,394
Republic of Uruguay, 5.1%, 6/18/2050		160,000	138,400
United Mexican States:
3.6%, 1/30/2025		500,000	485,625
4.6%, 1/23/2046		1,000,000	887,500
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,445,871
			26,651,272
U.S. Treasury Obligations 16.4%
U.S. Treasury Bonds:
2.5%, 2/15/2045		107,000	101,257
2.875%, 8/15/2045		50,000	51,102
3.0%, 5/15/2045		5,000	5,240
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025		10,609,328	10,484,032
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		13,429,000	13,463,230
1.0%, 9/30/2016		9,000,000	9,025,668
1.75%, 12/31/2020		275,000	280,425
2.0%, 8/15/2025		39,200,700	39,445,704
2.25%, 11/15/2025		3,125,000	3,214,234
			76,070,892
Total Government & Agency Obligations (Cost $108,230,995)			104,938,884
Short-Term U.S. Treasury Obligations 1.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.215% ****, 2/11/2016 (e)		3,874,000	3,873,776
0.42% ****, 6/2/2016 (e)		3,072,000	3,068,541
Total Short-Term U.S. Treasury Obligations (Cost $6,941,453)			6,942,317
Loan Participations and Assignments 3.0%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,570,976	1,447,913
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		1,990,000	1,893,923
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		709,200	709,377
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		43,763	43,120
First Data Corp., Term Loan, 4.427%, 3/24/2021		610,000	608,695
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		752,500	754,193
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		794,625	739,001
Term Loan B2, 5.5%, 6/7/2020		838,647	782,038
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,392,363	1,872,885
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		982,962	966,374
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		345,920	342,772
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		343,875	338,934
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,418,465	1,367,635
Term Loan B, 3.75%, 12/11/2019		895,647	864,018
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		1,528,955	1,429,573
Total Loan Participations and Assignments (Cost $15,208,244)			14,160,451
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 10.698%, 10/30/2018 (PIK) (Cost $473,418)		477,025	559,693
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $369,507)		530,000	397,500
		Shares	Value ($)
Common Stocks 1.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)		6	11,371
Financials 1.0%
Two Harbors Investment Corp. (REIT)		583,333	4,433,331
Industrials 0.0%
Congoleum Corp.*		9,600	0
Quad Graphics, Inc.		96	967
			967
Materials 0.0%
GEO Specialty Chemicals, Inc.*		53,783	24,224
GEO Specialty Chemicals, Inc. 144A*		966	435
			24,659
Total Common Stocks (Cost $5,071,832)			4,470,328
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)		315	322
Open-End Investment Company 2.3%
Deutsche Floating Rate Fund, "Institutional" (i) (Cost $10,701,481)		1,297,847	10,811,066
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]		8,900,000	13
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,400,000	3,473
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		9,100,000	2,525
Total Call Options Purchased (Cost $1,250,388)			6,011
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,400,000	365,979
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		9,100,000	421,573
Total Put Options Purchased (Cost $628,823)			787,552
		Shares	Value ($)
Securities Lending Collateral 4.8%
Daily Assets Fund, “Capital Shares”, 0.40% (i) (j) (k) (Cost $22,427,429)		22,427,429	22,427,429
Cash Equivalents 15.4%
Central Cash Management Fund, 0.32% (i) (j)		66,555,456	66,555,456
Deutsche Variable NAV Money Fund, “Capital”, 0.50% (i) (j)		503,095	5,030,955
Total Cash Equivalents (Cost $71,586,914)			71,586,411
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $536,004,184) †		111.9	520,571,811
Other Assets and Liabilities, Net		(11.9)	(55,507,335)
Net Assets		100.0	465,064,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	590,000	USD	363,620	430,700
Tonon Luxembourg SA*	7.25%	1/24/2020	554,374	USD	497,720	55,437
					861,340	486,137

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
***	These securities are shown at their current rate as of January 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $537,238,345. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $16,666,534. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,104,614 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,771,148.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $20,391,801, which is 4.4% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At January 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	22,863	11,371	0.00

(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2016 is as follows:

Affiliate	Value ($) at 10/31/2015	Purchase Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distri- butions ($)	Value ($) at 1/31/2016
Central Cash Management Fund	37,518,609	192,693,338	163,656,491	—	27,540	66,555,456
Deutsche Floating Rate Fund	11,369,141	—		—	140,557	10,811,066
Deutsche Variable NAV Money Fund	5,026,974	4,483	—	—	5,171	5,030,955
Total	53,914,724	192,697,821	163,656,491	—	173,268	82,397,477

At January 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2016	532	68,935,563	1,651,848
Ultra Long U.S. Treasury Bond	USD	3/21/2016	312	51,850,500	2,661,123
Total unrealized appreciation					4,312,971

At January 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Ultra Long U.S. Treasury Bond	USD	3/21/2016	216	35,896,500	(1,836,434)

At January 31, 2016, open written options contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (l)
Call Options
U.S. Treasury Long Bond Future	100	2/19/2016	158.0	102,918	(357,813)
Put Options
U.S. Treasury Long Bond Future	100	2/19/2016	150.0	88,934	(1,563)
Total				191,852	(359,376)

(l)	Unrealized depreciation on written options on exchange-traded futures contracts at January 31, 2016 was $167,524.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (m)

Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0002	2/1/2017	338,400	(15,266)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0003	2/1/2017	329,102	(11,199)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	8,900,0001	4/20/2016	317,285	(1)
Total Call Options				984,787	(26,466)

Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	17,300,0001	8/11/2016	332,160	(408,346)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	17,300,0004	7/11/2016	325,240	(627,987)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0002	2/1/2017	338,400	(520,327)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0003	2/1/2017	329,102	(553,850)
Total Put Options				1,324,902	(2,110,510)
Total				2,309,689	(2,136,976)

(m)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2016 was $172,713.

At January 31, 2016, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Reference Obligation	Value ($)		Unrealized Appreciation ($)

3/20/2015 6/20/2020	34,674,750	5.0%	Markit CDX North America High Yield Index	(1,084,243)		75,262
Bilateral Swaps
Effective/ Expiration Date	Fixed Cash Notional Flows Amount (s) Currency Paid		Underlying Reference Obligation (n)	Value ($)	Upfront Payments (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/21/2015 12/20/2020	2,400,000[5] EUR 1.0%		Commerzbank AG, 3.875%, 3/22/2017, BBB+	20,067	(8,597)	28,664
9/21/2015 12/20/2020	11,270,000[2] USD 1.0%		Markit CDX Emerging Markets Index	1,281,780	1,300,027	(18,247)
12/20/2015 12/20/2020	7,000,000[2] EUR 1.0%		Markit iTraxx Europe Senior Financial Index	(36,369)	(82,033)	45,664
12/20/2015 12/20/2020	7,500,000[6] EUR 1.0%		Markit iTraxx Europe Senior Financial Index	(38,967)	(86,917)	47,950
12/21/2015 12/20/2020	2,400,000[7] EUR 1.0%		Santander International Debt SAU, 4.0%, 3/27/2017, A-	62,683	54,103	8,580
12/21/2015 12/20/2020	2,400,000[2] EUR 1.0%		Standard Chartered Bank, 0.616%, 9/4/2017, A+	67,263	55,283	11,980
12/21/2015 12/20/2020	2,400,000[2] EUR 1.0%		UniCredit SpA, 0.808%, 4/10/2017, BBB-	90,977	42,251	48,726
Total net unrealized appreciation					173,317

At January 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (o)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (n)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	320,000[7]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	46,773	26,964	19,809

(n)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(o)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(608,291)	(640,228)
12/16/2015 9/16/2025	16,800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(1,359,981)	(1,270,761)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(155,482)	(131,636)
3/16/2016 3/16/2017	11,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	30,868	21,434
3/16/2016 3/16/2025	56,700,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(2,389,032)	(2,154,025)
12/16/2015 9/16/2020	9,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	446,607	450,748
12/16/2015 9/18/2045	6,400,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,061,023	846,159
Total net unrealized depreciation				(2,878,309)

Counterparties:

1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Credit Suisse
6	Goldman Sachs & Co.
7	Barclays Bank PLC

As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	36,600,000	USD	5,558,299	2/25/2016	29,845	Australia & New Zealand Banking Group Ltd.
USD	5,401,555	MXN	99,800,000	3/22/2016	80,666	BNP Paribas
EUR	113,000	USD	122,875	4/14/2016	211	Citigroup, Inc.
EUR	3,530,000	USD	3,861,979	4/19/2016	29,554	BNP Paribas
GBP	1,590,000	USD	2,267,461	4/19/2016	1,444	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					141,720

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	5,698,272	CNY	36,600,000	2/25/2016	(169,818)	Australia & New Zealand Banking Group Ltd.
TRY	13,100,000	USD	4,215,607	3/22/2016	(152,596)	Nomura International PLC
MXN	10,429,000	USD	567,518	5/3/2016	(3,754)	BNP Paribas
ZAR	68,740,000	USD	4,171,649	5/3/2016	(78,047)	Citigroup, Inc.
Total unrealized depreciation					(404,215)

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
CNY	Chinese Yuan	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
GBP	British Pound	ZAR	South African Rand
HUF	Hungarian Forint
IDR	Indonesian Rupiah

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (p)
Corporate Bonds	$—	$174,645,293	$196,125	$174,841,418
Mortgage-Backed Securities Pass-Throughs	—	52,205,988	—	52,205,988
Asset-Backed	—	9,997,844	—	9,997,844
Commercial Mortgage-Backed Securities	—	5,733,298	—	5,733,298
Collateralized Mortgage Obligations	—	40,705,299	—	40,705,299
Government & Agency Obligations	—	104,938,884	—	104,938,884
Short-Term U.S. Treasury Obligations	—	6,942,317	—	6,942,317
Loan Participations and Assignments	—	14,160,451	—	14,160,451
Convertible Bond	—	—	559,693	559,693
Preferred Security	—	397,500	—	397,500
Common Stocks	4,434,298	—	36,030	4,470,328
Warrant	—	—	322	322
Open-End Investment Company	10,811,066	—	—	10,811,066
Short-Term Investments (p)	94,013,840	—	—	94,013,840
Derivatives (q)
Purchased Options	—	793,563	—	793,563
Futures Contracts	4,312,971	—	—	4,312,971
Credit Default Swap Contracts	—	286,635	—	286,635
Interest Rate Swap Contracts	—	1,318,341	—	1,318,341
Forward Foreign Currency Exchange Contracts	—	141,720	—	141,720
Total	$113,572,175	$412,267,133	$792,170	$526,631,478
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (q)
Futures Contracts	$(1,836,434)	$—	$—	$(1,836,434)
Written Options	(359,376)	(2,136,976)	—	(2,496,352)
Credit Default Swap Contracts	—	(18,247)	—	(18,247)
Interest Rate Swap Contracts	—	(4,196,650)	—	(4,196,650)
Forward Foreign Currency Exchange Contracts	—	(404,215)	—	(404,215)
Total	$(2,195,810)	$(6,756,088)	$—	$(8,951,898)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(p)	See Investment Portfolio for additional detailed categorizations.
(q)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 268,388	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (262,495)	$ —
Interest Rate Contracts	$ 2,476,537	$ (2,878,309)	$ —	$ 5,189

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016